UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-23c-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3
1.    Investment Company Act File Number:
811-23403
Date of Notification:
March 28, 2023
2.    Exact name of investment company as specified in registration statement:
PRINCIPAL DIVERSIFIED SELECT REAL ASSET FUND
3.    Address of principal executive office:
711 High Street
Des Moines, IA 50392
4.    Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ John L. Sullivan
Name:	John L. Sullivan
Title:	Assistant Counsel and Assistant Secretary

Principal Diversified Select Real Asset Fund - Repurchase offer notice If you are not interested in selling your shares at this time, please disregard this notice.
March 28, 2023
Dear Shareholder,
The purpose of this notice is to announce a quarterly repurchase offer (“Repurchase Offer”) for Principal Diversified Select Real Asset Fund (the “Fund”). Quarterly repurchase offers provide shareholders with periodic access to their assets and a degree of liquidity. As a shareholder in the Fund, you will receive a notice once per quarter where the Fund will offer to repurchase shares during each regularly scheduled Repurchase Offer period.
This Repurchase Offer period will begin on March 28, 2023 and end, unless extended, on April 27, 2023 (“Repurchase Request Deadline”).

If you own shares through a broker/dealer or advisor and you wish to tender shares, please contact your financial professional who will provide you with specific instructions. If you are unable to contact your financial professional and wish to tender shares, you can alternatively complete the attached repurchase request form (“Repurchase Request Form”).

To process your tender request, we must receive the order with complete information by the close of the New York Stock Exchange on April 27, 2023.

Please refer to the Fund’s prospectus and the enclosed Repurchase Offer Terms and Repurchase Offer Request Form if you have questions or contact a Client Relations Specialist at 800-222-5852. The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent quarterly repurchase offers.

Sincerely,
Principal Diversified Select Real Asset Fund
The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly Repurchase Offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to net asset value fluctuation during that time.

Principal Diversified Select Real Asset Fund - Repurchase offer notice If you are not interested in selling your shares at this time, please disregard this notice.
Repurchase Offer Terms
1.The Offer. Principal Diversified Select Real Asset Fund (the “Fund”) is offering to repurchase, for cash, up to 5% of its issued and outstanding common shares of beneficial interest (“Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) as of the close of regular trading hours on the New York Stock Exchange (normally, 3:00 p.m., Central Time) on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for the Fund’s shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund’s currently effective prospectus and statement of additional information, as amended or supplemented.
2.Net Asset Value. The NAV of the Fund’s Class A, Class I, and Class Y shares on March 17, 2023, were $24.86, $24.93, and $25.13, respectively. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate, prior to such time. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the NAV on the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 800-222-5852. The shares of the Fund are not traded on any organized market or securities exchange.
3.Repurchase Request Deadline. All Repurchase Request Forms must be received in proper form by 3:00 p.m. Central Time on April 27, 2023.
4.Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on April 27, 2023 (the “Repurchase Pricing Date”). This NAV may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.
5.Repurchase Payment Deadline. The Fund expects to make payments for all shares repurchased no more than seven (7) calendar days from the Repurchase Pricing Date.
6.Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered.
7.Withdrawal or Modification. Tenders of shares may be withdrawn or modified by shareholders at any time prior to the Repurchase Request Deadline.

Principal Diversified Select Real Asset Fund - Repurchase offer notice If you are not interested in selling your shares at this time, please disregard this notice.
8.Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Fund’s board of trustees, including a majority of the independent trustees, and only in the following limited circumstances:
•If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine fairly the Fund’s NAV; and
•For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.
You will be notified if the Fund suspends or postpones the offer and will be notified again if the Fund resumes its offer.
9.Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.
10.No Redemption Fee. The Fund will not charge a redemption fee on shares that are accepted for repurchase in this offer. If your shares are held through your financial adviser, broker, dealer or other financial intermediary, or otherwise by a nominee, that intermediary or nominee may charge a transaction fee for submitting a repurchase request for you.
11.Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. Subject to adherence to Rule 23c-3 of the Investment Company Act of 1940, the Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Principal Diversified Select Real Asset Fund - Repurchase offer notice If you are not interested in selling your shares at this time, please disregard this notice.
12.Repurchase Offer Consequences and Expenses. Repurchases of shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender shares and the Fund's expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance share repurchase transactions may reduce the Fund's returns. These effects may be reduced or eliminated to the extent that additional subscriptions for shares are made from time to time.
13.Record Date. This Repurchase Offer is made to holders of record of the Fund’s shares as of March 17, 2023.
Neither the Fund, Principal Global Investors, LLC (the “Adviser”), Principal Shareholder Services, Inc. (the “Transfer Agent”), Principal Funds Distributor, Inc. (the “Distributor”) nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.
Neither the Fund, the Adviser, the Transfer Agent, nor the Distributor is, or will be, obligated to ensure that your financial consultant, any broker-dealer, or any other third party through which your shares may be held or registered, submits this Repurchase Offer to you or submits your tender of shares to the Fund on your behalf.
Neither the Fund nor its board of trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether to tender shares and, if so, how many shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained herein, in the Repurchase Request Form, or in the Fund’s currently effective prospectus or statement of additional information, as amended or supplemented. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund. For additional information about this Repurchase Offer, contact your financial professional.

Interval fund repurchase offer request form	Principal Funds PO Box 219971 Kansas City, MO 64121-9971 Overnight Mail: 430 W 7th St, Ste 219971 Kansas City, MO 64105-1407 800-222-5852 PrincipalFunds.com

•    This form must be signed and dated within the current repurchase offer period and received before the Repurchase Request Deadline as stated in the Repurchase Offer Notice.
•    Please type or print clearly

1. Account information
Please provide your current address and account information to ensure that your account is up to date.

Account number

First name, middle initial, last name
xxx-xx-
Social Security number (last four digits)		Date of birth (MM/DD/YYYY)

Legal street address (no PO box addresses)	City	State	Zip

Mailing address (if different from above)	City	State	Zip

Contact telephone number	Email address

2. Repurchase amount
Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.
I understand that this quarterly repurchase offer is limited to the percent of the fund's outstanding shares identified in the Repurchase Offer Notice provided with this form. I understand that if the offer is oversubscribed, the fund may not repurchase the full amount of the shares that I am requesting, in which case the fund will repurchase shares on a pro rata basis, subject to limited exceptions.
☐	Full tender – Tender all shares in my account.
☐	Partial tender – Tender	shares from my account
☐	Dollar amount – Tender enough share to net $

3. Cost basis election
A.
The cost basis method previously elected on your account will be used for this repurchase unless you indicate otherwise below. If average cost is your election, you cannot override the cost basis method on a transaction basis.

Fund name	First-In, First-Out (FIFO)	Last-In First-Out (LIFO)	High Cost	Low Cost	Loss/Gain Utilization (LGUT)	Specific Lot (SLID)*
Principal Diversified Select Real Asset Fund	☐	☐	☐	☐	☐	☐
*If you have elected the Specific Lot ID (SLID) method, or your previous election was SLID, please attach a letter of instruction indicating the shares you would like to redeem. If the shares indicated in your letter of instruction are not sufficient to cover the redemption amount requested, your secondary method previously elected will be used for the remaining shares. If you have not indicated a secondary method, then the First-In First-Out (FIFO) method will be used to select the additional shares needed to complete your request.

This completed document is for restricted use only. No part may be copied nor disclosed without prior consent of Principal®.
Classification: Public
FV935-01 | 09/2019 page 1 of 3

4. Proceeds instructions
Principal offers a variety of payment methods for the distribution of your proceeds. Please review and choose one of the options below. To verify if your account is already linked to a bank account, please call Principal Funds at 800-222-5852. If no distribution instructions are provided, the check will be sent regular mail to the address of record.
☐	Deposit into bank account ON FILE*	☐	ACH	☐	Wire ($10.00 fee)
☐	Deposit into bank account NOT ON FILE* (Please complete Section 5 and see the Medallion Signature Guarantee instructions in Section 6)
	☐ ACH ☐	Wire ($10.00 fee)
☐	Mailing address of record**
☐	Overnight check to address of record ($15.00 fee)** NOTE: Please allow up to 2 days for an expedited request to a PO Box.
☐	Mail to address other than the address of record or alternate payee (Medallion Signature Guarantee required in Section 6)
Payee
Address
*	If no option is elected, we will send the proceeds via ACH.
**	A Medallion Signature Guarantee is required in Section 6 for distributions requested within 15 days of an address change.

5. Bank information
Automated Clearing House (ACH) redemptions are transferred free of charge on the second business day following the request. Bank Wire redemptions are transferred the following business day, if requested before the close of the New York Stock Exchange. Principal Funds charges a $10 fee each time funds are sent by Bank Wire. Your bank may also charge a fee. It may take additional business days for your bank account to reflect this activity.
If the bank information below includes a common owner, the bank information will be added to your account and any existing bank information will be changed. If you do not wish to change/add this bank account information to your account(s), please attach a letter of instruction. Your request may require a Medallion Signature Guarantee Stamp. Please see section 6 for details.

Bank name	ABA routing number	Bank account number
☐	Checking Account (please tape a preprinted voided check below)
☐	Savings Account (please tape a preprinted deposit slip or proof of account* from your banking institution)

*Proof of account must include bank account registration, bank account number, and ABA routing number on bank letterhead.

6. Signatures

Principal account owner's/ Authorized signer’s signature	(MM/DD/YYYY)	Principal account owner's/ Authorized signer’s signature	(MM/DD/YYYY)

GUARANTOR		GUARANTOR
Stamp medallion signature guarantee here		Stamp medallion signature guarantee here

Bank account owner’s first name, middle initial, last name		Bank account owner’s first name, middle initial, last name

Bank account owner’s signature	(MM/DD/YYYY)	Bank account owner’s signature	(MM/DD/YYYY)

GUARANTOR		GUARANTOR
Stamp medallion signature guarantee here		Stamp medallion signature guarantee here

A Medallion Signature Guarantee stamp is required for each Principal Account Owner's signature if requesting:
•    distributions within 15 days of an address change
•    distributions within 15 days of adding or changing bank information.
•    distributions totaling more than $100,000
•    distributions to be mailed to an address other than the address of record
•    distributions made payable to an individual/entity other than the Principal Account Owner
•    distributions to a bank account NOT ON FILE, NO voided check/deposit slip is provided and/or there is NOT a common owner between the registrations of the Principal Account and the Bank Account (in this case, we also require a signature and a Medallion Signature Guarantee stamp for each bank account owner)
The signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion Program recognized by the Securities Transfer Association, Inc. A signature guaranteed by a notary public or savings bank is not acceptable.